Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade Accounts Payables Explanatory [Abstract]
Schedule of trade accounts payables
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Invoices payable (a)	454,174	506,798	454,174	506,798	-	-
Provision of contract costs (b)	642,492	468,360	601,990	468,360	40,502	-
Notes payable	8,252	5,609	8,252	5,609	-	-
	1,104,918	980,767	1,064,416	980,767	40,502	-

(a) Invoices payable are obligations accredited with formal documents. The following are the invoices payable according to main projects:

b) Provisions for contract costs correspond to the measurement by the degree of progress of the projects. Below are the balances of the main projects:

Schedule of invoices payable
	2020	2021
Infrastructure
Linea 1 - Metro de Lima	18,992	15,616
Operation and maintenance - Roads	20,194	17,372
	39,186	32,988
Energy	33,085	43,501
Engineering and Construction
Cumbra Peru S.A. - Talara Refinery	96,051	109,930
Vial y Vives - DSD S.A. - Engineering and Construction Works	70,987	73,188
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	55,107	71,324
Cumbra Peru S.A. - Jorge Chavez Airport	1,397	55,596
Morelco S.A.S. - Engineering and Construction Works	17,616	22,629
Cumbra Peru S.A. - Gasoducto Piura Project	172	11,167
Cumbra Peru S.A. - Generating Plant Machu Picchu	3,488	3,832
Cumbra Ingenieria S.A. - Project Mina Gold Fields La Cima S.A.	10,353	3,810
Cumbra Peru S.A. - Desilting of the Chicama River	4,257	2,974
Cumbra Peru S.A. - Cerro del Águila Hydroelectric Power Plant	822	2,199
Cumbra Peru S.A. - Civil Works, Assembly and Electromechanics - Acero Arequipa	2,428	28
Cumbra Ingenieria S.A. - Mina Justa Project	14,190	14
Others	38,907	40,955
	315,775	397,646
Real Estate	18,056	9,769
Parent Company Operation	48,072	22,894
	454,174	506,798

Schedule of provisions for contract costs correspond to measurement by the projects
	2020	2021
Infrastructure
Linea 1 - Metro de Lima	13,645	15,021
Operation and maintenance - Roads	31,027	27,303
	44,672	42,324
Energy	18,140	24,185
Engineering and Construction
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	42,822	86,562
Vial y Vives - DSD S.A. - Engineering and Construction Works	106,186	74,912
Cumbra Peru S.A. - Talara Refinery	204,102	54,513
Cumbra Peru S.A. - Gasoducto Piura Project	599	43,401
Morelco S.A.S. - Engineering and Construction Works	84,513	25,434
Cumbra Peru S.A. - Jorge Chavez Airport	1,083	25,093
Cumbra Ingenieria S.A. - Project Mina Gold Fields La Cima S.A.	12,670	9,135
Cumbra Peru S.A. - Project Via Expresa Linea Amarilla	5,359	6,545
Cumbra Peru S.A. - Generating Plant Machu Picchu	1,222	2,348
Cumbra Peru S.A. - Civil Works, Assembly and Electromechanics - Acero Arequipa	5,222	1,556
Cumbra Ingenieria S.A. - Improvement and expansion - INEN	2,036	1,465
Cumbra Peru S.A. - Works and Consortiums	1,951	804
Cumbra Ingenieria S.A. - Mina Justa Project	33,525	98
Others	6,847	33,354
	508,137	365,220
Real estate	24,509	20,632
Parent Company Operation	47,034	15,999
	642,492	468,360